Property and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 27,142
Ending balance	27,471	$ 27,142
Office equipment and computers
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,572
Ending balance	2,659	2,572
Production Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,230
Ending balance	1,646	2,230
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	19,232
Impairment loss	0	(126)
Ending balance	20,143	19,232
Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	23
Ending balance	25	23
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,085
Ending balance	2,998	3,085
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	55,544	48,617
Additions	8,217	5,786
Additions from business combinations	56	111
Transfers		0
Impairment loss		(126)
Foreign currency translation	55	(1,156)
Ending balance	63,762	55,544
Assets under construction	1,199	711
Cost | Office equipment and computers
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	5,739	4,514
Additions	970	1,068
Additions from business combinations	6	0
Transfers		0
Impairment loss		0
Foreign currency translation	38	(157)
Ending balance	6,677	5,739
Cost | Production Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,859	2,915
Additions	0	0
Additions from business combinations	0	0
Transfers		0
Impairment loss		0
Foreign currency translation	0	(944)
Ending balance	3,859	3,859
Cost | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	42,333	38,351
Additions	7,110	4,718
Additions from business combinations	50	111
Transfers		(775)
Impairment loss		(126)
Foreign currency translation	17	(54)
Ending balance	49,476	42,333
Cost | Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	38	37
Additions	2	0
Additions from business combinations	0	0
Transfers		0
Impairment loss		0
Foreign currency translation	0	(1)
Ending balance	40	38
Cost | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,575	2,800
Additions	135	0
Additions from business combinations	0	0
Transfers		775
Impairment loss		0
Foreign currency translation	0	0
Ending balance	3,710	3,575
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(28,402)	(17,134)
Depreciation	7,825	10,569
Foreign currency translation	64	699
Ending balance	(36,291)	(28,402)
Accumulated depreciation | Office equipment and computers
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(3,167)	(2,131)
Depreciation	844	992
Foreign currency translation	7	44
Ending balance	(4,018)	(3,167)
Accumulated depreciation | Production Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,629)	(486)
Depreciation	584	539
Foreign currency translation	0	604
Ending balance	(2,213)	(1,629)
Accumulated depreciation | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(23,101)	(14,230)
Depreciation	6,175	8,820
Foreign currency translation	57	51
Ending balance	(29,333)	(23,101)
Accumulated depreciation | Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(15)	(14)
Depreciation	0	1
Foreign currency translation	0	0
Ending balance	(15)	(15)
Accumulated depreciation | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(490)	(273)
Depreciation	222	217
Foreign currency translation	0	0
Ending balance	$ (712)	$ (490)